Share based payment arrangements - Narrative (Details) € in Thousands					3 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Mar. 31, 2019 EUR (€) Y EquityInstruments	Mar. 31, 2018 EUR (€) Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation, options authorized | shares				372,000
Options granted (in shares) | EquityInstruments			93,000	279,000
Options granted (in percent)			25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Options exercisable | EquityInstruments					0
Options outstanding | EquityInstruments					353,400
Weighted-average contractual life | Y					8.3	9.0
Expenses recognized in profit and loss					€ 165	€ 129
Share-based payment transaction with the non-controlling shareholder of a subsidiary					820
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of ownership interest (as a percent)	30.00%	4.175%
Lease period	6 years
Rent free lease period	3 years
Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary					216
Capital Reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary					€ 604